Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of interest expense

Interest expense for the Adjuvant Notes for the three months ended March 31, 2023 and 2022 consisted of the following (in thousands):

	Three Months Ended March 31,
	2023	2022
Coupon interest	$497	$513
Amortization of issuance costs	68	10
Total	$565	$523

Interest expense for the Adjuvant Notes consist of the following, and is included in short-term convertible notes payable on the consolidated balance sheet as of December 31, 2022 (in thousands):

	Years Ended December 31,
	2022	2021
Coupon interest	$2,048	$1,959
Amortization of issuance costs	129	39
Total	$2,177	$1,998